Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Non-current asset
Investment in subsidiaries	$ 15,421,659	$ 15,380,714
TOTAL ASSETS	15,421,659	15,380,714
LIABILITIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital	20,525,622	19,956,956
Statutory reserve	624,097	624,097
Accumulated deficit	(6,412,100)	(7,606,597)
Accumulated other comprehensive income/(loss)	(1,232,986)	646,041
TOTAL SHAREHOLDERS’ EQUITY	15,421,659	15,380,714
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,421,659	15,380,714
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares value	1,304,306	1,147,497
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares value	$ 612,720	$ 612,720